STOCKHOLDERS' EQUITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Warrants and Options (in Shares)	557,997	424,616	59,431
Granted Number of Warrants and Options (in Shares)	12,844,250	37,500	365,272
Exercised, Number of Warrants and Options (in Shares)	(2,450,000)	0	(87)
Forfeited or Expired, Number of Warrants and Options (in Shares)	(36,899)	0	0
Warrants Outstanding, Number of Warrants and Options (in Shares)	10,915,348	557,997	424,616
Exercisable, Number of Warrants and Options (in Shares)	10,669,330	462,116	424,616
Warrants Outstanding, Weighted Average Exercise Price	$ 96.78	$ 65.30	$ 259.00
Granted, Weighted Average Exercise Price	0.99	20.00	66.10
Exercised, Weighted Average Exercise Price	0.01	0	3.50
Forfeited or Expired, Weighted Average Exercise Price	53.8	0	0
Warrants Outstanding, Weighted Average Exercise Price	5.9	96.78	65.30
Exercisable, Weighted Average Exercise Price	$ 5.95	$ 61.60	$ 65.30